CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 3,162	$ 3,190
Accounts receivable			219
Prepaid expenses and other current assets		43,624	27,586
Inventories			20,990
Total current assets		46,786	51,985
Property and equipment, net		45	153
Right-of-use assets		74	2,252
Other non-current assets		1,562
Total non-current assets		1,681	2,405
TOTAL ASSETS		48,467	54,390
Current liabilities:
Accounts payable		402	4,122
Short-term debt		15,257	16,630
Accrued expenses and other current liabilities		14,683	17,302
Amounts due to related parties		2,960	4,214
Advance from customers		1,863	1,677
Income tax payable		4,042	5,319
Lease liabilities - current		39	1,785
Warrant liability		1,690
Total current liabilities		40,936	51,049
Long-term liabilities:
Lease liabilities - non-current		26	810
Total non-current liabilities		26	810
TOTAL LIABILITIES		40,962	51,859
Commitments and contingencies
Equity (Deficit)
Ordinary shares, 200,000,000 and 500,000,000 shares authorized at par value of $0.0001 each, 59,150,341 and 64,112,855 shares issued and outstanding as of December 31, 2019 and 2020, respectively(i)	[1]	6	5
Additional paid-in capital(i)	[1]	196,335	186,450
Accumulated deficit		(197,492)	(192,189)
Statutory reserves		4,004	4,004
Accumulated other comprehensive loss		(2,908)	(2,840)
Total Kaixin Auto Holdings' shareholders' equity (deficit)		(55)	(4,570)
Noncontrolling interest		7,560	7,101
Total equity		7,505	2,531
TOTAL LIABILITIES AND EQUITY		$ 48,467	$ 54,390

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization discussed in Note 1(a)